Unaudited condensed consolidated interim statement of cash flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Loss for the period	$ (18,967)	$ (10,812)
Depreciation	91	76
Share-based compensation expense	1,831	1,635
Finance income	(2,194)	(2,759)
Finance expense	84	178
Movement of expected credit loss	(1)	19
Foreign exchange loss	2,329	642
Movement in working capital	2,961	213
Cash flows used in operating activities	(13,866)	(10,808)
Finance expense paid	(1)	(172)
Finance income received	3,198	2,407
Net cash used in operating activities	(10,669)	(8,573)
Cash flows from investing activities
Purchase of property, plant and equipment	(63)	(4)
Proceeds from sale of other financial assets	0	7,000
Proceeds from redemptions and disposals of marketable securities	8,700	4,842
Cash flows from investing activities	8,637	11,838
Cash flows from financing activities
Payment of lease liability	(70)	0
Proceeds from share issuances	72	150,000
Transaction costs from share issuances	0	(9,142)
Net cash flows from financing activities	2	140,858
Net (decrease)/increase in cash and cash equivalents	(2,030)	144,123
Cash and cash equivalents at the beginning of the period	246,251	100,791
Impact of foreign exchange on cash and cash equivalents	(1,569)	40
Cash and cash equivalents at the end of the period	$ 242,652	$ 244,954